Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
the following table sets forth information regarding the Company’s performance and the “compensation actually paid” (or CAP) to our
NEOs
as calculated in accordance with SEC disclosure rules. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with its financial and operational performance, refer to the Compensation Discussion and Analysis section.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(b)(1) (1)	Summary Compensation Table Total for PEO(b)(2) (2)	Compensation Actually Paid to PEO(c)(1) (3)	Compensation Actually Paid to PEO(c)(2) (4)	Average Summary Compensation Table Total for Non-PEO NEOs(d)	Average Compensation Actually Paid to Non-PEO NEOs(e) (8)	Total Shareholder Return(f) (9)	Peer Group Total Shareholder Return(g) (10)	Net Income (in millions(h) (11)	Adjusted Revenue (in millions) (i) (12)

2022 (5)	$45,321,374	$15,830,864	$19,650,428	$4,772,653	$8,545,905	$3,155,213	$63.55	$75.90	($16,720)	$14,816

2021 (6)	$25,023,771	n/a	($110,502)	n/a	$10,257,289	$2,697,248	$78.10	$105.72	$417	$13,843

2020 (7)	$17,905,009	n/a	$16,684,741	n/a	$16,506,772	$14,866,206	$102.76	$127.93	$158	$12,591
(1) Reflects compensation amounts reported in the 2022 Summary Compensation Table for Mr. Norcross our CEO until December 16, 2022.
(2) Reflects compensation amounts reported in the 2022 Summary Compensation Table for Ms. Ferris our current CEO effective December 16, 2022.
(3) “Compensation Actually Paid” to Mr. Norcross in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b)(1) of the table above, adjusted as set forth in the table below as determined in accordance with the applicable SEC rules.
(4) “Compensation Actually Paid” to Ms. Ferris in 2022, reflects the amount set forth in column (b)(2) of the table above, adjusted as set forth in the table below as determined in accordance with the applicable SEC rules.

Year	2020	2021	2022	2022

PEO	Gary A. Norcross	Gary A. Norcross	Gary A. Norcross	Stephanie F. Ferris

Summary Compensation Table (SCT) Total ($)	17,905,009	25,023,771	45,321,374	15,830,864

Deduct: Amounts Reported under the “Stock Awards” Column in the SCT ($)	(12,385,502)	(14,339,482)	(30,599,876)	(12,922,017)

Deduct: Amounts Reported under the “Option Awards” Column in the SCT ($)	(3,749,992)	(4,250,002)	—	(1,999,990)

Increase: Fair Value of Awards Granted during the year that remain Outstanding and Unvested as of year-end ($)	19,776,819	13,333,489	—	7,191,400

Increase: Fair Value of Awards Granted during the year that Vested during the year ($)	—	—	14,537,377	—

Increase/deduct: Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of year-end ($)	1,083,491	(13,943,099)	—	(1,765,254)

Increase/deduct: Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year ($)	(5,609,821)	439,855	(9,231,661)	—

Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year ($)	(335,263)	(6,375,034)	(376,786)	(1,562,349)

Compensation Actually Paid ($)	16,684,741	(110,502)	19,650,428	4,772,653
Categories
with no values are excluded from the table above, which include: deduction for change in the actuarial present values, increase for service cost for pension plans, increase for prior service cost for pension plans, increase based upon incremental fair value of awards modified during the covered year, and increase based on dividends or other earnings paid during year prior to the vesting date of an award.
The fair value of the stock options was determined using the Black-Scholes option pricing model. Adjustments have been made using stock option fair values as of each measurement date using the stock price, term, volatility, dividend yield, and risk-free rate as of the measurement date. The fair value of performance stock units with market condition was determined using the Monte Carlo model, and is based on (i) actual achievement of performance conditions for performance period completed or (ii) probable outcome of performance conditions as of each measurement date for performance periods not completed. The fair value of the performance stock units without market condition was determined using the stock price at each measurement date and is based on (i) actual achievement of performance conditions for performance period completed or (ii) probable outcome of performance conditions as of each measurement date for performance periods not completed. For the fair value of time-vested restricted stock units grant date fair values are based on stock price as of each measurement date. The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.

(5) 2022 reflects the average compensation information for Ms. Tsai, Ms. Williams, Messrs. Gileadi, Hoag and Woodall.
(6) 2021 reflects the average compensation information for Ms. Ferris, Messrs. Boyd, Lowthers, Ramji and Woodall.
(7) 2020 reflects the average compensation information for Ms. Ferris, Messrs. Boyd, Heimbouch, Lowthers, Ramji, and Woodall.
(8) “Average Compensation Actually Paid” to the
Non-PEO
NEOs listed above in each of 2022, 2021 and 2020 reflects the average amount set forth in column (d) of the table above, adjusted as set forth in the table below as determined in accordance with the applicable SEC rules.

Year	2020 Average	2021 Average	2022 Average

Non-PEO NEOs	(5)	(6)	(7)

SCT Total ($)	16,506,772	10,257,289	8,545,905

Deduct: Amounts Reported under the “Stock Awards” Column in the SCT ($)	(3,801,637)	(3,948,192)	(5,423,849)

Deduct: Amounts Reported under the “Option Awards” Column in the SCT ($)	(917,720)	(1,138,876)	(829,998)

Increase: Fair Value of Awards Granted during the year that remain Outstanding and Unvested as of year-end ($)	4,504,649	3,761,408	2,868,422

Increase: Fair Value of Awards Granted during the year that Vested during year ($)	991,118	—	126,369

Increase/deduct: Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of year-end ($)	149,092	(3,579,308)	(540,179)

Increase/deduct: Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year ($)	364,656	(15,284)	(598,284)

Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year ($)	(2,930,723)	(2,639,788)	(993,174)

Compensation Actually Paid ($)	14,866,206	2,697,248	3,155,213
Categories with no values are excluded from the table above, which include: deduction for change in the actuarial present values, increase for service cost for pension plans, increase for prior service cost for pension plans, increase based upon incremental fair value of awards modified during year, and increase based on dividends or other earnings paid during year prior to the vesting date of an award.
The fair value of the stock options was determined using the Black-Scholes option pricing model. Adjustments have been made using stock option fair values as of each measurement date using the stock price, term, volatility, dividend yield, and risk-free rate as of the measurement date. The fair value of performance stock units with market condition was determined using the Monte Carlo model, and is based on (i) actual achievement of performance conditions for performance period completed or (ii) probable outcome of performance conditions as of each measurement date for performance periods not completed. The fair value of the performance stock units without market condition was determined using stock price at each measurement date and is based on (i) actual achievement of performance conditions for performance period completed or (ii) probable outcome of performance conditions as of each measurement date for performance periods not completed. For the fair value of time-vested restricted stock units grant date fair values are based on stock price as of each measurement date. Fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.
(9) For the relevant fiscal year, represents the cumulative TSR of FIS for the measurement periods beginning on December 31, 2019 and ending on December 31 of each year 2022, 2021 and 2020, respectively, assuming the value of the investment in our common stock including reinvestment of dividends was $100.
(10) For the relevant fiscal year, represents the cumulative TSR of our benchmarking peer group* weighted on the issuer’s stock market capitalization for the measurement periods ending on December 31 of each year 2022, 2021, and 2020, respectively, assuming the value of the investment in the peer group including reinvestment of dividends was $100 and weighted according to the respective companies’ stock market capitalization.
*
2022 & 2021 Peer Group
included: Adobe, Inc., American Express Company, Automatic Data Processing, Inc., Broadridge Financial Solutions, Inc., Cognizant Technology Corporation, Discover Financial Services, DXC Technology Co., Fiserv, Inc., Global Payments Inc., Intuit Inc., Mastercard Incorporated, Nasdaq, Inc. PayPal Holdings, Inc., salesforce.com, Inc., SS&C Technologies, Inc., Square, Inc., Visa Inc., and VMware, Inc.
Compared against our benchmarking peer group for 2020, the 2022 & 2021 Peer Group excluded Alliance Data Systems Corporation and Intercontinental Exchange, Inc. due to those companies no longer being representative of our Company’s scope and complexity. However, three more direct competitors which more reflect the scope and complexity of our Company, Broadridge Financial Solutions, Inc., SS&C Technologies, Inc. and Square, Inc.
If the 2021 peer group remained unchanged from the 2020 peer group the cumulative peer group TSR, assuming $100 invested in such peer group including reinvestment of dividends, would have been $107.37 for 2021.
* 2020 Peer Group
included: Adobe, Inc., Alliance Data Systems Corporation, American Express Company, Automatic Data Processing, Inc., Cognizant Technology Corporation, Discover Financial Services, DXC Technology Co., Fiserv, Inc., Global Payments Inc., Intercontinental Exchange, Inc., Intuit Inc., Mastercard Incorporated, Nasdaq, Inc., PayPal Holdings, Inc., salesforce.com, Inc., Visa Inc., and VMware, Inc.
(11) Reflects “Net Income” in the companies Consolidated Income Statements included in the Company’s Annual Reports on Form
10-K
for each of the years ended December 31, 2022, 2021 and 2020.
(12) Company-selected Measure is Adjusted Revenue which is based on GAAP revenue as reported in the Annual Report on Form
10-K,
adjusted for the impact of acquisitions and divestitures and foreign currency exchange rates. Adjusted Revenue is viewed as an important measure of the growth of the Company, our ability to satisfy our customers and to gain new customers, and the effectiveness of our products and solutions.

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote [Text Block]
(5) 2022 reflects the average compensation information for Ms. Tsai, Ms. Williams, Messrs. Gileadi, Hoag and Woodall.
(6) 2021 reflects the average compensation information for Ms. Ferris, Messrs. Boyd, Lowthers, Ramji and Woodall.
(7) 2020 reflects the average compensation information for Ms. Ferris, Messrs. Boyd, Heimbouch, Lowthers, Ramji, and Woodall.

Peer Group Issuers, Footnote [Text Block]
(10) For the relevant fiscal year, represents the cumulative TSR of our benchmarking peer group* weighted on the issuer’s stock market capitalization for the measurement periods ending on December 31 of each year 2022, 2021, and 2020, respectively, assuming the value of the investment in the peer group including reinvestment of dividends was $100 and weighted according to the respective companies’ stock market capitalization.
*
2022 & 2021 Peer Group
included: Adobe, Inc., American Express Company, Automatic Data Processing, Inc., Broadridge Financial Solutions, Inc., Cognizant Technology Corporation, Discover Financial Services, DXC Technology Co., Fiserv, Inc., Global Payments Inc., Intuit Inc., Mastercard Incorporated, Nasdaq, Inc. PayPal Holdings, Inc., salesforce.com, Inc., SS&C Technologies, Inc., Square, Inc., Visa Inc., and VMware, Inc.
Compared against our benchmarking peer group for 2020, the 2022 & 2021 Peer Group excluded Alliance Data Systems Corporation and Intercontinental Exchange, Inc. due to those companies no longer being representative of our Company’s scope and complexity. However, three more direct competitors which more reflect the scope and complexity of our Company, Broadridge Financial Solutions, Inc., SS&C Technologies, Inc. and Square, Inc.
If the 2021 peer group remained unchanged from the 2020 peer group the cumulative peer group TSR, assuming $100 invested in such peer group including reinvestment of dividends, would have been $107.37 for 2021.
* 2020 Peer Group
included: Adobe, Inc., Alliance Data Systems Corporation, American Express Company, Automatic Data Processing, Inc., Cognizant Technology Corporation, Discover Financial Services, DXC Technology Co., Fiserv, Inc., Global Payments Inc., Intercontinental Exchange, Inc., Intuit Inc., Mastercard Incorporated, Nasdaq, Inc., PayPal Holdings, Inc., salesforce.com, Inc., Visa Inc., and VMware, Inc.

Adjustment To PEO Compensation, Footnote [Text Block]
(4) “Compensation Actually Paid” to Ms. Ferris in 2022, reflects the amount set forth in column (b)(2) of the table above, adjusted as set forth in the table below as determined in accordance with the applicable SEC rules.

Year	2020	2021	2022	2022

PEO	Gary A. Norcross	Gary A. Norcross	Gary A. Norcross	Stephanie F. Ferris

Summary Compensation Table (SCT) Total ($)	17,905,009	25,023,771	45,321,374	15,830,864

Deduct: Amounts Reported under the “Stock Awards” Column in the SCT ($)	(12,385,502)	(14,339,482)	(30,599,876)	(12,922,017)

Deduct: Amounts Reported under the “Option Awards” Column in the SCT ($)	(3,749,992)	(4,250,002)	—	(1,999,990)

Increase: Fair Value of Awards Granted during the year that remain Outstanding and Unvested as of year-end ($)	19,776,819	13,333,489	—	7,191,400

Increase: Fair Value of Awards Granted during the year that Vested during the year ($)	—	—	14,537,377	—

Increase/deduct: Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of year-end ($)	1,083,491	(13,943,099)	—	(1,765,254)

Increase/deduct: Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year ($)	(5,609,821)	439,855	(9,231,661)	—

Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year ($)	(335,263)	(6,375,034)	(376,786)	(1,562,349)

Compensation Actually Paid ($)	16,684,741	(110,502)	19,650,428	4,772,653

Non-PEO NEO Average Total Compensation Amount	$ 8,545,905	$ 10,257,289	$ 16,506,772
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,155,213	2,697,248	14,866,206
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(8) “Average Compensation Actually Paid” to the
Non-PEO
NEOs listed above in each of 2022, 2021 and 2020 reflects the average amount set forth in column (d) of the table above, adjusted as set forth in the table below as determined in accordance with the applicable SEC rules.

Year	2020 Average	2021 Average	2022 Average

Non-PEO NEOs	(5)	(6)	(7)

SCT Total ($)	16,506,772	10,257,289	8,545,905

Deduct: Amounts Reported under the “Stock Awards” Column in the SCT ($)	(3,801,637)	(3,948,192)	(5,423,849)

Deduct: Amounts Reported under the “Option Awards” Column in the SCT ($)	(917,720)	(1,138,876)	(829,998)

Increase: Fair Value of Awards Granted during the year that remain Outstanding and Unvested as of year-end ($)	4,504,649	3,761,408	2,868,422

Increase: Fair Value of Awards Granted during the year that Vested during year ($)	991,118	—	126,369

Increase/deduct: Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of year-end ($)	149,092	(3,579,308)	(540,179)

Increase/deduct: Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year ($)	364,656	(15,284)	(598,284)

Deduct: Fair Value of Awards Granted Prior to year that were Forfeited during year ($)	(2,930,723)	(2,639,788)	(993,174)

Compensation Actually Paid ($)	14,866,206	2,697,248	3,155,213

Equity Valuation Assumption Difference, Footnote [Text Block]	The fair value of the stock options was determined using the Black-Scholes option pricing model. Adjustments have been made using stock option fair values as of each measurement date using the stock price, term, volatility, dividend yield, and risk-free rate as of the measurement date. The fair value of performance stock units with market condition was determined using the Monte Carlo model, and is based on (i) actual achievement of performance conditions for performance period completed or (ii) probable outcome of performance conditions as of each measurement date for performance periods not completed. The fair value of the performance stock units without market condition was determined using stock price at each measurement date and is based on (i) actual achievement of performance conditions for performance period completed or (ii) probable outcome of performance conditions as of each measurement date for performance periods not completed. For the fair value of time-vested restricted stock units grant date fair values are based on stock price as of each measurement date. Fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs

The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the named executive officers for 2022.

Performance measure	How calculated	Reason for use

Adjusted Revenue	Based on GAAP revenue as reported in the Annual Report on Form 10-K, adjusted for the impact of non-budgeted acquisitions and divestitures and foreign currency exchange rates.	Adjusted Revenue is viewed as an important measure of the growth of the Company, our ability to satisfy our customers and to gain new customers, and the effectiveness of our products and solutions.

Adjusted EBITDA
GAAP Operating Income, excluding depreciation and amortization expense (EBITDA) and adjusted for certain expense items deemed non-operational
as well as for foreign currency exchange rates and acquisitions and divestitures, as applicable.

We believe Adjusted EBITDA reflects our operating strength and efficiency. It also reflects our ability to convert our revenue into operating profits for shareholders. Adjusted EBITDA is a common basis for enterprise valuation by investment analysts and is widely followed by shareholders.

Performance measure	How calculated	Reason for use

Adjusted EPS
Diluted GAAP EPS attributable to FIS common shareholders, adjusted for the impact of foreign currency exchange rates as well as acquisitions and divestitures, as applicable, and adjusted to exclude the impact of certain costs and other transactions deemed non-operational
in nature as well as the impact of acquisition-related purchase accounting amortization and equity method investment earnings (loss).
We believe Adjusted EPS and EPS growth aligns with value creation for our shareholders. It is a valuation widely followed by shareholders and analysts.

Annual Organic Revenue Growth
The percentage increase of GAAP Revenue as reported in the Company’s current-period Annual Report on Form
10-K,
excluding the impact of fluctuations in foreign currency exchange rates and revenues from our non-strategic
businesses in our Corporate and Other Segment, compared to a revenue base for the prior period which is adjusted for the impact of acquisitions and divestitures.

Annual Organic Revenue Growth is a key metric that measures how the business is executing in growing its current business and generating new business. This metric is especially important when combined with margin expansion and is widely followed by shareholders.

Annual Margin Expansion
The percentage increase of Adjusted EBITDA divided by GAAP Revenue, both as reported in the Company’s Annual Report on
Form 10-K.
Adjusted EBITDA is defined as net earnings (loss) before net interest expense, net other income (expense), income tax provision (benefit), equity method investment earnings (loss), and depreciation and amortization, and excludes certain costs and other transactions that management deems non-operational
in nature as well as the impact of the
non-strategic
businesses in our Corporate and Other segment.

Annual Margin Expansion is a key metric used to monitor costs and determine the efficiency and scalability of the business as revenue grows. Combined with Organic Revenue Growth, these factors ensure growth of the fundamental business in a cost-focused manner. Annual Margin Expansion is widely followed by shareholders.

Total Shareholder Return Amount	$ 63.55	78.1	102.76
Peer Group Total Shareholder Return Amount	75.9	105.72	127.93
Net Income (Loss)	$ (16,720,000,000)	$ 417,000,000	$ 158,000,000
Company Selected Measure Amount	14,816	13,843	12,591
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenue
Non-GAAP Measure Description [Text Block]	Company-selected Measure is Adjusted Revenue which is based on GAAP revenue as reported in the Annual Report on Form
10-K,
	adjusted for the impact of acquisitions and divestitures and foreign currency exchange rates. Adjusted Revenue is viewed as an important measure of the growth of the Company, our ability to satisfy our customers and to gain new customers, and the effectiveness of our products and solutions.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Annual Organic Revenue Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Annual Margin Expansion
Gary A. Norcross [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 45,321,374	$ 25,023,771	$ 17,905,009
PEO Actually Paid Compensation Amount	$ 19,650,428	(110,502)	16,684,741
PEO Name	Mr. Norcross
Stephanie F. Ferris [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 15,830,864
PEO Actually Paid Compensation Amount	$ 4,772,653
PEO Name	Ms. Ferris
PEO [Member] | Gary A. Norcross [Member] | Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (30,599,876)	(14,339,482)	(12,385,502)
PEO [Member] | Gary A. Norcross [Member] | Amounts Reported Under The Option Awards Column In The SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,250,002)	(3,749,992)
PEO [Member] | Gary A. Norcross [Member] | Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,333,489	19,776,819
PEO [Member] | Gary A. Norcross [Member] | Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,537,377
PEO [Member] | Gary A. Norcross [Member] | Change In Fair Value From Prior Yearend To Current Yearend Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,943,099)	1,083,491
PEO [Member] | Gary A. Norcross [Member] | Change In Fair Value From Prior Yearend To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,231,661)	439,855	(5,609,821)
PEO [Member] | Gary A. Norcross [Member] | Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(376,786)	(6,375,034)	(335,263)
PEO [Member] | Stephanie F. Ferris [Member] | Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,922,017)
PEO [Member] | Stephanie F. Ferris [Member] | Amounts Reported Under The Option Awards Column In The SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,999,990)
PEO [Member] | Stephanie F. Ferris [Member] | Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,191,400
PEO [Member] | Stephanie F. Ferris [Member] | Change In Fair Value From Prior Yearend To Current Yearend Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,765,254)
PEO [Member] | Stephanie F. Ferris [Member] | Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,562,349)
Non-PEO NEO [Member] | Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,423,849)	(3,948,192)	(3,801,637)
Non-PEO NEO [Member] | Amounts Reported Under The Option Awards Column In The SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(829,998)	(1,138,876)	(917,720)
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Year That Remain Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,868,422	3,761,408	4,504,649
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Year That Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	126,369		991,118
Non-PEO NEO [Member] | Change In Fair Value From Prior Yearend To Current Yearend Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(540,179)	(3,579,308)	149,092
Non-PEO NEO [Member] | Change In Fair Value From Prior Yearend To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(598,284)	(15,284)	364,656
Non-PEO NEO [Member] | Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (993,174)	$ (2,639,788)	$ (2,930,723)